Intangible Assets and Goodwill (Details) - Schedule of Intangible Assets and Goodwill - USD ($)	6 Months Ended			12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Gross carrying value
Gross carrying value at beginning	$ 1,076,439	$ 1,149,920	$ 59,289,662	$ 59,289,662	$ 59,607,958
Additions
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))		(68,500)
Write off (refer to Note 19)		(59,216,654)	(59,216,654)	(59,216,654)
Exchange differences	8,878	(73,601)	(78,582)	60,886	167
Acquisition through business combination (refer to Note 20)		998,330	998,330	1,132,817
Gross carrying value at ending	1,067,561	1,076,439	1,149,920	1,076,439	59,289,662
Accumulated amortization
Accumulated amortisation at beginning	16,211	8,299	24,030,158	24,030,158	12,135,754
Charge for the year	7,944	16,211	8,299	16,211	11,894,518
Write off (refer to Note 19)		(24,030,158)	(24,030,158)	(24,030,158)
Accumulated amortisation at ending	24,155	16,211	8,299	16,211	24,030,158
Net block	1,043,406	1,060,228	1,141,621	1,060,228	35,259,504
Customer acquisition List [Member]
Gross carrying value
Gross carrying value at beginning			59,216,654	59,216,654	59,216,654
Write off (refer to Note 19)		(59,216,654)	(59,216,654)	(59,216,654)
Gross carrying value at ending					59,216,654
Accumulated amortization
Accumulated amortisation at beginning			24,030,158	24,030,158	12,135,640
Charge for the year					11,894,518
Write off (refer to Note 19)		(24,030,158)	(24,030,158)	(24,030,158)
Accumulated amortisation at ending					24,030,158
Net block					35,186,496
Goodwill [Member]
Gross carrying value
Gross carrying value at beginning	736,946	810,427	73,008	73,008	390,927
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))		(68,500)
Exchange differences	8,878	(73,601)	(78,582)	60,886	167
Acquisition through business combination (refer to Note 20)		658,837	658,837	793,324
Gross carrying value at ending	728,068	736,946	810,427	736,946	73,008
Accumulated amortization
Accumulated amortisation at beginning
Charge for the year
Accumulated amortisation at ending
Net block	728,068	736,946	810,427	736,946	73,008
Commercial rights [Member]
Gross carrying value
Gross carrying value at beginning	339,277	339,277
Acquisition through business combination (refer to Note 20)		339,277	339,277	339,277
Gross carrying value at ending	339,277	339,277	339,277	339,277
Accumulated amortization
Accumulated amortisation at beginning	16,157	8,272
Charge for the year	7,917	16,157	8,272	16,157
Accumulated amortisation at ending	24,074	16,157	8,272	16,157
Net block	315,203	323,120	331,005	323,120
Softwares [Member]
Gross carrying value
Gross carrying value at beginning	216	216			377
Additions
Derecognized on 'Disposals of a subsidiary (refer to Note 21 (b))
Acquisition through business combination (refer to Note 20)		216	216	216
Gross carrying value at ending	216	216	216	216
Accumulated amortization
Accumulated amortisation at beginning	54	27			114
Charge for the year	27	54	27	54
Accumulated amortisation at ending	81	54	27	54
Net block	135	162	189	162
Intangible asset under development [Member]
Gross carrying value
Gross carrying value at beginning	11,051	166,127	166,587	166,587
Additions		4,464
Write off (refer to Note 19)	(11,051)	160,000		160,000
Exchange differences			460
Gross carrying value at ending		11,051	166,127	11,051	166,587
Accumulated amortization
Accumulated amortisation at beginning
Accumulated amortisation at ending
Net block		$ 11,051	$ 166,127	$ 11,051	$ 166,587